Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other current payables [abstract]
Disclosure of detailed information about accounts payable and accrued liabilities [Table Text Block]
	December 31, 2025	December 31, 2024
	$	$
Supplier payables	22,226	10,570
Accrued liabilities	36,737	24,366
Royalties, mineral rights fees and withholding taxes	14,510	13,189
Current portion of long‐term incentive plan liabilities (note 17)	13,580	6,939
Total accounts payable and accrued liabilities	87,053	55,064